UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      February 14, 2008


Report Type (Check only one.):A
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    161492R



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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D	AIRMEDIA-ADR		ADRS STOCK	009411109	618	27600		SH	SOLE	   27600	0	0
D	BANK ST PETE-GDR	GDRS STOCK	064764103	1034	65000		SH	SOLE	   65000	0	0
D	FOCUS MEDIA-ADR		ADRS STOCK	34415V109	2420	42600		SH	SOLE	   42600	0	0
D	GIANT INTERA-ADR	ADRS STOCK	374511103	319	24600		SH	SOLE	   24600	0	0
D	GOLDEN TELECOM		COMMON STOCK	38122G107	1171	11600		SH	SOLE	   11600	0	0
D	INVESCO PLC-SPON	COMMON STOCK	BMG491BT1088	2139	68175		SH	SOLE	   68175	0	0
D	IVANHOE MINES (US)	COMMON STOCK	46579N103	843	78600		SH	SOLE	   78600	0	0
D	MOBILE TELES-ADR	ADRS STOCK	607409109	18106	177872		SH	SOLE	   177872	0	0
D	NETEASE.COM-ADR		ADRS STOCK	64110W102	1595	84100		SH	SOLE	   84100	0	0
D	NOAH EDUCATI-ADR	ADRS STOCK	65487R303	282	35000		SH	SOLE	   35000	0	0
D	QUALCOMM INC		COMMON STOCK	747525103	7322	186064		SH	SOLE	   186064	0	0
D	SINA CORP		COMMON STOCK	KYG814771047	1347	30400		SH	SOLE	   30400	0	0
D	SPDR S&P HOMEBUI	INTL ETF'S - US	78464A888	19350	1000000		SH	SOLE	   1000000	0	0
D	SPDR-FINL SELECT	INTL ETF'S - US	81369Y605	85403	2952071		SH	SOLE	   2952071	0	0
D	VIMPELCOM-ADR		ADRS STOCK	68370R109	19543	469788		SH	SOLE	   469788	0	0
S REPORT SUMMARY                15 DATA RECORDS              161492        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED